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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 12b-25

                            SEC File Number 000-27354

                           NOTIFICATION OF LATE FILING

(Check One):
| | Form 10-K |_| Form 20-F |_| Form 11-K |X| Form 10-Q |_| Form 10-D |_|
Form N-SAR |_| Form N-CSR

                 For Period Ended: March 31, 2006

                 [ ] Transition Report on Form 10-K
                 [ ] Transition Report on Form 20-F
                 [ ] Transition Report on Form 11-K
                 [ ] Transition Report on Form 10-Q
                 [ ] Transition Report on Form N-SAR

                 For the Transition Period Ended: N/A

         Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

         If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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                          PART I-REGISTRANT INFORMATION

                            IMPAX LABORATORIES, INC.
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                             Full Name of Registrant

                                       N/A
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                            Former Name if Applicable

                              30831 Huntwood Avenue
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            Address of Principal Executive Office (Street and Number)

                                Hayward, CA 94544
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                           (City, State and Zip Code)



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                        PART II - RULES 12B-25(B) AND (C)

         If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)


                    (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[  ]                (b)   The subject annual report, semi-annual report,
                          transition report on Form 10-K, Form 20-F, 11-K, Form
                          N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

                    (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.



                               PART III -NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR or the transition report or portion thereof could not be filed within the prescribed time period. (Attached extra sheets if needed.)

The Company has determined that it will be unable to file its report on Form 10-Q for the quarter ended March 31, 2006 within the prescribed period. The Company's inability to timely file its Form 10-Q could not have been eliminated by the Company without unreasonable effort or expense.

As previously reported, the Company has been unable to file its report on Form 10-K for the year ended December 31, 2004 within the prescribed period primarily because it has required additional time to complete its year-end financial closing because of uncertainty with respect to the appropriate periods in which to recognize revenues under its strategic alliance agreement with a subsidiary of Teva Pharmaceutical Industries Ltd. Although the Company continues to consult with the Office of the Chief Accountant of the Securities and Exchange Commission with respect to this matter, it has not yet been able to complete its year-end financial closing and audit or file the 2004 Form 10-K. Until that audit has been completed and the 2004 Form 10-K filed, the Company will be unable to complete its 2005 year-end financial closing and file its annual or quarterly reports for any periods ended subsequent to December 31, 2004.



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                           PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

          Arthur A. Koch                 510                    476-2000
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              (Name)                  (Area Code)          (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). |_| Yes |X| No

Quarterly Reports on Form 10-Q for the quarters ended March 31, 2005, June 30, 2005 and September 30, 2005 and Annual Report for the year ended December 31, 2005.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? |_| Yes |_| No

         If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Because the registrant has not completed the preparation of its financial statements for March 31, 2005 or March 31, 2006, it is presently unable to compare the results of operations for these two periods.




                            IMPAX LABORATORIES, INC.
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date May 19, 2006                          By: /s/  Arthur A. Koch
                                               ---------------------------------
                                               Chief Financial Officer